UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
           --------------------------------------------------
Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      August 16, 2004
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   19
                                               -------------

Form 13F Information Table Value Total:             $146,234
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE





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
                                                      FORM 13F  INFORMATION  TABLE
                                                       VALUE    SHARES/ SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS   x($1000)  PRN AMT  PRN  CALL DISCRETN MANAGERS   SOLE      SHARED    NONE
-----------------------------  ----------- --------- --------  -------- --- ---- -------- --------- ------------------------
Central European Media Entrp    G20045202     CL A      30441  1345144   SH          SOLE      NO    1345144
IPC Hldgs Ltd                   G4933P101     ORD         443    12000   SH          SOLE      NO      12000
RenaissanceRe Hldgs Ltd         G7496G103     COM         378     7000   SH          SOLE      NO       7000
Berkshire Hathaway Inc Del      084670108     CL A       3202       36   SH          SOLE      NO         36
Berkshire Hathaway Inc Del      084670207     CL B        304      103   SH          SOLE      NO        103
Block H & R Inc                 093671105     COM       10584   221977   SH          SOLE      NO     221977
Carmax Inc                      143130102     COM        6548   299400   SH          SOLE      NO     299400
Clifton Svngs Bancorp Inc       18712Q103     COM        1130    95647   SH          SOLE      NO      95647
Commerce Bancorp Inc NJ         200519106     COM       11140   202500   SH          SOLE      NO     202500
Dover Motorsports Inc           260174107     COM        3319   829870   SH          SOLE      NO     829870
Golden West Finl Corp Del       381317106     COM       20313   191000   SH          SOLE      NO     191000
International Speedway Corp     460335201     CL A       1366    28086   SH          SOLE      NO      28086
Mohawk Inds Inc                 608190104     COM       13075   178300   SH          SOLE      NO     178300
Moodys Corp                     615369105     COM        6789   105000   SH          SOLE      NO     105000
NewAlliance Bancshares Inc      650203102     COM         317    22685   SH          SOLE      NO      22685
North Fork Bancorporation NY    659424105     COM         342     9000   SH          SOLE      NO       9000
Progressive Corp Ohio           743315103     COM       15303   179400   SH          SOLE      NO     179400
Scripps E W Co Ohio             811054204     CL A       6195    59000   SH          SOLE      NO      59000
Walgreen Co                     931422109     COM       15045   415500   SH          SOLE      NO     415500

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